Victory Pioneer Short Term Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.29%	1.35%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.21%	1.49%		1.52%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.85%	2.23%		2.08%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.62%	0.74%		0.87%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.43%	1.05%		1.06%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.69%	2.12%		1.91%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	6.37%	2.72%		2.50%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	6.36%	2.69%		2.43%